Related Parties And Related Party Transactions - Summary of Compensation of key Management Personnel (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text block [abstract]
Wages and salaries	¥ 29,192	¥ 19,564	¥ 16,859
Welfare and other benefits	34,560	25,752	26,801
Including: Bonuses	28,061	19,490	20,810
Share-based payment	68,771	4,578	28,837
Total	¥ 132,523	¥ 49,894	¥ 72,497